Accounts and transactions with related parties (Details Textual) - CLP ($) $ in Thousands				12 Months Ended
	Aug. 28, 2022	Apr. 13, 2022	Aug. 28, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Directors' remuneration expense		$ 100
Expenses For Monthly Attendance Fee To Chairman		$ 200
Key management personnel compensation				$ 9,183,120	$ 9,129,532	$ 6,701,955
Business Operations Basis Spread Percentage				3.00%
Cerverica Czot Spa [Member] | Representaciones Chile Beer Kevin Michael Szot [Member]
Statement [Line Items]
Business Operations Basis Spread Percentage	3.79%
Disposal Of Shares In Subsidiary Shares	15,167		15,167
Disposal Of Shares In Subsidiary Value	$ 42,506		$ 42,506